SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Sep. 30, 2024
Accounting Policies [Abstract]
Reorganization

Reorganization

On May 22, 2023, Globavend Holdings Limited (“Globavend Holdings” or the “Company”) was incorporated in the Cayman Islands having an authorized share capital of US$50,000 divided into 50,000,000 ordinary shares of par value of US$0.001 each, and 13,125,000 ordinary shares were issued to Globavend Investments Limited (“Globavend Investments”), which is wholly owned by Mr. Wai Yiu Yau.

Pursuant to the Company’s reorganization (“Reorganization”) that took place on May 29, 2023, the former shareholder of Globavend HK, namely Mr. Wai Yiu Yau transferred all the shares of, inter alia, Globavend HK to Globavend BVI in consideration of Globavend BVI allotting and issuing 1 share to the Company credited as fully paid.

Following such share swap, Globavend HK became the Company’s indirectly owned subsidiaries through Globavend BVI, whereas Globavend Investments Limited became the controlling shareholders of the Company holding 100% of the issued share capital of the Company respectively.

The combination has been treated as a corporate restructuring (“Reorganization”) of entities under common control and thus the current capital structure has been retroactively presented in prior periods as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. Since all of the subsidiaries were under common control for the entirety of the years ended September 30, 2021, 2022 and 2023, the results of these subsidiaries are included in the financial statements for both periods. After the Restructuring (“Reorganization”), the Company has 13,125,000 ordinary shares issued and outstanding.

The discussion and presentation of financial statements herein assumes the completion of the Restructuring, which is accounted for retroactively as if it occurred on October 1, 2020, and the equity has been retroactively adjusted to reflect the change as well.

Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The consolidated financial statements include all accounts of the Company and its wholly owned subsidiaries (Collectively, the “Company”) and have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Measurement of credit losses on financial instruments

Measurement of credit losses on financial instruments

The Company adopted ASU 2016-13, “Financial Instruments — Credit Losses (Topic 326) — Measurement of Credit Losses on Financial Instruments”. This guidance replaced the “incurred loss” impairment methodology with an approach based on “expected losses” to estimate credit losses on certain types of financial instruments and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The guidance requires financial assets to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the cost of the financial asset to present the net carrying value at the amount expected to be collected on the financial asset.

The Company reviews accounts receivable and contract assets on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. The loss-rate method is used to estimate the expected credit loss for accounts receivable and contract assets. The loss-rates are estimated based on the age of the balances of accounts receivable, historical experience, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the customers’ ability to pay. The assessment of the correlation among historical observed default rates, forecast economic conditions and expected credit losses is a significant estimate. The amount of expected credit loss is sensitive to changes in circumstances and forecast economic conditions. The historical credit loss experience and forecast of economic conditions may also not be representative of a customer’s actual default in the future. As of September 30, 2023 and 2024, balance of allowance for expected credit loss was $50,935 and $57,872, respectively.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and accompanying notes. Actual amounts could differ from those estimates and differences could be material. Changes in estimates are recorded in the period they are identified.

Judgments, estimates and underlying assumptions are evaluated on an ongoing basis by management and are based on historical experience and other factors including expectations of future events that are believed to be reasonable under the circumstances. However, existing circumstances and assumptions about future developments may change due to market changes or circumstances and such changes are reflected in the assumptions when they occur.

Significant estimates required to be made by management include, but are not limited to, allowance of expected credit losses. Actual results could differ from those estimates.

The measurement of the expected credit loss allowance for financial assets measured at amortized cost is an area that requires the use of significant assumptions about future economic conditions and credit behavior (e.g. the likelihood of customers defaulting and the resulting losses). A number of significant judgements are also required in applying the accounting requirements for measuring expected credit loss, such as:

●	Assessing relevant historical and forward-looking quantitative and qualitative information;

●	Choosing appropriate models and assumptions for the measurement of expected credit loss.

Risks and uncertainties

Risks and uncertainties

The main operations of the Company are located in Hong Kong. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Hong Kong, as well as by the general state of the economy in Hong Kong. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Hong Kong. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Following the Outbreak of COVID-19 (the “Outbreak”), a series of precautionary and control measures have been and will continue to be implemented in Hong Kong. The directors of the Company will keep continuous attention on monitoring the development of the Outbreak. Based on the currently available information, the directors of the Company consider that the Outbreak would not have a material financial impact on the Company’s overall operation and sales performance.

As an infectious disease, the Outbreak was first reported in late December 2019 and has since spread to various countries all over the world. On 11 March 2020, the World Health Organization announced that COVID-19 be characterized as a pandemic based on its assessment and the governments of different countries have taken drastic measures to curb the spread of the Epidemic. The Epidemic has not only endangered the health of citizens but has also disrupted the business operations of various enterprises. While the Company’s business operations are primarily based in Hong Kong, there was no significant impact on the Company’s business in 2022, 2023 and 2024.

Concentration risk

Concentration risk

The risk is mitigated by the Company’s assessment of the level of concentration on its major customers and its ongoing monitoring of outstanding balances.

Concentration of major customers and suppliers:

	For the year ended September 30,
	2022		2023		2024
	US$	%	US$	%	US$	%
Major customers representing more than 10% of the Company’s revenues
Customer A	$3,935,712	16.4%	$2,631,405	14.2%	$2,081,273	12.6%
Customer B	3,766,619	15.7%	3,362,796	18.1%	2,991,256	18.1%
Customer C	4,640,927	19.3%	4,065,106	21.9%	2,647,457	16.0%
Total Revenues	$12,343,258	51.4%	$10,059,307	54.2%	$7,719,986	46.7%

	As of September 30,
	2023		2024
	US$	%	US$	%
Major customers of the Company’s accounts receivable, net
Company A	$459,954	31.3%	$38,884	2.3%
Company B	-	0.0%	134,812	8.0%
Company C	437,898	29.8%	219,836	13.0%
Total	$897,852	61.1%	$393,532	23.3%

	For the year ended September 30,
	2022		2023		2024
	US$	%	US$	%	US$	%
Major suppliers representing more than 10% of the Company’s cost of revenue
Supplier A	$2,954,629	13.1%	$2,233,892	13.4%	$1,176,108	8.3%
Supplier B	3,332,291	14.7%	1,279,227	7.7%	1,286,457	9.1%
Supplier C	3,297,225	14.6%	1,815,015	10.9%	760,007	5.4%
Panaicia Pty Ltd (note)	5,922,908	26.2%	5,526,462	33.1%	6,462,561	45.8%
Supplier D	534,804	2.4%	3,852,869	23.1%	1,543,703	10.9%
Total Cost of Revenue	$16,041,857	71.0%	$14,707,465	88.2%	$11,228,836	79.5%

	As of September 30,
	2023		2024
	US$	%	US$	%
Major suppliers of the Company’s accounts payables, net
Supplier A	$54,188	2.1%	$78,224	3.4%
Supplier B	51,156	2.0%	115,869	5.1%
Supplier C	108,743	4.2%	-	0.0%
Panaicia Pty Ltd (note)	-	0.0%	1,563,137	68.7%
Supplier D	2,301,224	88.5%	284,872	12.5%
Total	$2,515,311	96.8%	$2,042,102	89.7%

Note: Panaicia Pty Ltd is a related party of the Company, in which its sole director and sole shareholder is one of the shareholders of the Company, Mr. Wai Yiu Yau.

Foreign Currency Translation

Foreign Currency Translation

The Company uses United State Dollar (“US$”) as its reporting currency. The Company’s operations are principally conducted in Hong Kong where Hong Kong dollar is the functional currency.

Transactions denominated in other than the functional currencies are re-measured into the functional currency of the entity at the exchange rates prevailing on the transaction dates. Monetary assets and liabilities denominated in currencies other than the applicable functional currencies are translated into the functional currency at the prevailing rates of exchange at the balance date. The resulting exchange differences are reported in the consolidated statements of operations and comprehensive income.

The exchanges rates used for translation from Hong Kong dollar to USD was 7.8000, a pegged rate determined by the linked exchange rate system in Hong Kong. This pegged rate was used to translate Company’s balance sheets, income statement items and cash flow items for 2022, 2023 and 2024.

	For the year ended September 30,
	2022	2023	2024
Year end HKD: US$ exchange rate	7.8000	7.8000	7.8000
Year average HKD: US$ exchange rate	7.8000	7.8000	7.8000

Credit Risk

Credit Risk

On October 1, 2020, the Company adopted ASC 326. The Company estimates expected credit losses over the contractual period in which the Company is exposed to credit risk via a contractual obligation to extend credit, unless that obligation is unconditionally cancellable by the Company. Assets that potentially subject the Company to a significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, deposits and contract assets. The Company has designed their credit policies with an objective to minimize their exposure to credit risk.

The exposure to credit risk, which will cause a financial loss to us due to failure to discharge an obligation by the counterparties, relates primarily to our bank deposits (including our own cash at banks), accounts receivable, deposits and contract assets. The Company considers the maximum exposure to credit risk equals to the carrying amount of these financial assets in the consolidated statement of financial position. As of September 30, 2023 and 2024, the cash balances of $554,132 and $2,296,462, respectively, were substantially maintained at financial institutions in Hong Kong, respectively.

The Company believes that there is no significant credit risk associated with cash, which was held by reputable financial institutions in the jurisdictions where the Company and its subsidiaries are located.

The Company has adopted a credit policy of dealing with creditworthy counterparties to mitigate the credit risk from defaults. The credit exposure is controlled by counterparty limits that are reviewed and approved by the senior management of the Company periodically. The management team periodically evaluates the creditworthiness of the existing customers in determining an allowance for expected credit loss primarily based on many factors, including the age of the balance, customer’s historical payment history, its current creditworthiness and current or future economic trends.

Liquidity Risk

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.

Foreign Exchange Risk

Foreign Exchange Risk

The reporting currency of the Company is U.S. Dollar. To date the majority of the revenues and costs are denominated in Hong Kong Dollar, Australian dollars and New Zealand. Historically, our principal exposure to foreign currency fluctuations is mainly with respect to our expenses incurred denominated in Australian dollars and New Zealand dollars. Foreign currency fluctuations had a slightly positive impact on net income for the years ended September 30, 2022, 2023 and 2024. For the years ended September 30, 2022, 2023 and 2024, the foreign exchange gains were $72,974, $118,508 and $156,937, respectively. The Company has not maintained any hedging policy against foreign currency risk, as the management believes that there was no significant exposure to foreign exchange rate fluctuations. The management will consider hedging significant currency exposure should the need arise.

The following table presents the potential effects on net foreign exchange gains or losses of a hypothetical change of +/- 5% in the exchange rate:

For the year ended September 30, 2023			For the year ended September 30, 2024
Net Foreign exchange gains (US$)	Impact on net foreign exchange gains/(losses) +5% (US$)	Impact on net foreign exchange gains/(losses) -5% (US$)	Net Foreign exchange gains (US$)	Impact on net foreign exchange gains/(losses) +5% (US$)	Impact on net foreign exchange gains/(losses) -5% (US$)
118,508	(5,925)	5,925	156,937	(7,847)	7,847

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company applies the provisions of ASC 820, Fair Value Measurements and Disclosures, to the financial instruments that are required to be carried at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. The Company uses a three-tier fair value hierarchy based upon observable and non-observable inputs that prioritizes the information used to develop our assumptions regarding fair value. Fair value measurements are separately disclosed by level within the fair value hierarchy.

●	Level 1—defined as observable inputs such as quoted prices in active markets for identical assets or liabilities;

●	Level 2—defined as inputs other than quoted prices in active markets, that are either directly or indirectly observable; and

●	Level 3—defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company’s financial instruments primarily consist of cash and cash equivalents, accounts receivable, contract assets, deposit, accounts payable, other payables, lease liabilities and accrued liabilities and due to a director.

The carrying value of cash and cash equivalents, accounts receivable, contract assets, deposit, accounts payable, other payables and accrued liabilities and due to a director approximate fair value because of the short-term nature of these items. For lease liabilities, fair value approximates their carrying value at the year-end, as the interest rates used to discount the host contracts approximate market rates.

The Company noted no transfers between levels during any of the periods presented. The Company did not have any instruments that were measured at fair value on a recurring nor non-recurring basis as of September 30, 2024 and 2023.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held in banks, which are highly liquid and have original maturities of three months or less and are unrestricted as to withdrawal or use. The Company maintains all bank accounts in Hong Kong. Cash balances in bank accounts in Hong Kong are protected under Deposit Protection Scheme in accordance with the Deposit Protection Scheme Ordinance. The maximum protection is up to HKD500,000 per depositor per Scheme member, including both principal and interest.

Accounts Receivable, net

Accounts Receivable, net

Accounts receivables are carried at net realizable value. The Company reviews its accounts receivable on a periodic basis and makes general and specific allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual receivable balances, the Company considers many factors, including the age of the balance, customer’s historical payment history, its current creditworthiness and current or future economic trends. Accounts are written off after exhaustive efforts at collection. The Company only grants credit terms to established customers who are deemed to be financially responsible. Credit periods to customers are normally within 7 to 90 days after customers received services provided by the Company. If accounts receivables are to be provided for, or written off, they would be recognized in the consolidated statements of operations and comprehensive income within operating expenses. The Company used loss-rate methods to estimate allowance for credit loss. For those past due balances over 1 year and other higher risk receivables identified by management are reviewed individually for collectability. In establishing an allowance for credit losses, the Company use reasonable and supportable information, which is based on historical collection experience, the financial condition of its customers and assumptions for the future movement of different economic drivers and how these drivers will affect each other. Loss-rate approach is based on the historical loss rates and expectations of future conditions. The Company writes off potentially uncollectible accounts receivable against the allowance for credit losses if it is determined that the amounts will not be collected or if a settlement with respect to a disputed receivable is reached for an amount that is less than the carrying value. Balance of allowance for expected credit loss for accounts receivables was $38,534 and $42,932 as of September 30, 2023 and 2024, respectively.

Related Party

Related Party

In general, related parties exist when there is a relationship that offers the potential for transactions at less than arm’s-length, favorable treatment, or the ability to influence the outcome of events different from that which might result in the absence of that relationship. A related party may be any of the following: a) an affiliate, which is a party that directly or indirectly controls, is controlled by, or is under common control with another party; b) a principle owner, owner of record or known beneficial owner of more than 10% of the voting interest of an entity; c) management, which are persons having responsibility for achieving objectives of the entity and requisite authority to make decision; d) immediate family of management or principal owners; e) a parent Company and its subsidiaries; and f) other parties that have ability to significant influence the management or operating policies of the entity. The Company discloses all significant related party transactions.

Contract Assets

Contract Assets

Contract assets include billed and unbilled amounts resulting from in-transit shipments, as the Company has an unconditional right to payment only when services have been completed (i.e., shipments have been delivered). Amounts do not exceed their net realizable value. Contract assets are generally classified as current and the full balance is converted within 90 days based on the short-term nature of the transactions.

Contract assets were $543,838 and $897,409 as of September 30, 2023 and 2024, respectively. Balance of allowance for expected credit loss for contract assets was $12,401 and $14,940 as of September 30, 2023 and 2024, respectively.

Deferred costs

Deferred costs

Deferred offering costs consist principally of incremental cost directly attributable to the Company’s share offering incurred by the Company, such as underwriting, legal, accounting, consulting, printing, and other registration related costs in connection with the offering of the Company’s ordinary shares. Such costs are deferred until the closing of the offering, at which time the deferred costs are offset against the offering proceeds. In the event the offering is unsuccessful or aborted, the costs will be expensed. As of September 30, 2023 and September 30, 2024, deferred costs were $1,306,441 and $374,286, respectively.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost less accumulated depreciation and impairment, and include expenditure that substantially increases the useful lives of existing assets. Expenditures for repairs and maintenance, which do not extend the useful life of the assets, are expensed as incurred, whereas significant renewals and betterments are capitalized.

Depreciation is provided over their estimated useful lives with an estimated residual value of the assets, using the straight-line method. Estimated useful lives are as follows:

Fixtures, furniture, equipment	5 years
Leasehold improvements	Over the lease term

When assets are sold or retired, their costs and accumulated depreciation are eliminated from the consolidated financial statements and any gain or loss resulting from their disposal is recognized in the period of disposition as an element of other income.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are evaluated for impairment periodically whenever events or changes in circumstances indicate that their related carrying amounts may not be recoverable in accordance with FASB ASC 360, “Property, Plant and Equipment”.

In evaluating long-lived assets for recoverability, the Company uses its best estimate of future cash flows expected to result from the use of the asset and eventual disposition in accordance with FASB ASC 360-10-15. To the extent that estimated future, undiscounted cash inflows attributable to the asset, less estimated future, undiscounted cash outflows, are less than the carrying amount, an impairment loss is recognized in an amount equal to the difference between the carrying value of such asset and its fair value. Assets to be disposed of and for which there is a committed plan of disposal, whether through sale or abandonment, are reported at the lower of carrying value or fair value less costs to sell.

There was no impairment loss recognized for the years ended September 30, 2022, 2023 and 2024.

Lease

Lease

The Company adopted this ASU and related amendments as of October 1, 2020 under the modified retrospective approach and elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: the Company elected to apply the package of practical expedients for existing arrangements entered into prior to October 1, 2021 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs. No cumulative-effect adjustment to retained earnings was required upon adoption of Topic 842 because payments made under operating leases are also recognized as an expense on a straight-line basis over the lease term prior to the adoption of ASC 842. The Company makes an accounting policy election not to separate non-lease components to measure the lease liability and lease asset. For operating leases with a term of one year or less, we have elected not to recognize a lease liability or ROU asset on our consolidated balance sheets. Instead, we recognize the lease payments as expenses on a straight-line basis over the lease term.

Operating leases

Upon adoption of ASC 842, the lease liabilities are recognized upon lease commencement for operating leases based on the present value of lease payments over the lease term, operating leases are recognized as right-of-use assets (“ROU”) and lease liabilities in the consolidated balance sheets if the initial lease term is greater than 12 months. For leases with an initial term of 12 months or less the Company recognizes those lease payments on a straight-line basis over the lease term.

ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, management uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. Management uses the implicit rate when readily determinable. Lease expense is recognized on a straight-line basis over the lease term and are included in general and administrative (“G&A”) expenses.

Revenue Recognition

Revenue Recognition

The Company considers revenue realized or realizable and earned when all the five following criteria are met: (1) Identify the Contract with a Customer, (2) Identify the Performance Obligations in the Contract, (3) Determine the Transaction Price, (4) Allocate the Transaction Price to the Performance Obligations in the Contract, and (5) Recognize Revenue When (or as) the Entity Satisfies a Performance Obligation. The Company has assessed the impact of the guidance by reviewing its existing customer contracts and current accounting policies and practices to identify differences that will result from applying the new requirements, including the evaluation of its performance obligations, transaction price, customer payments, transfer of control and principal versus agent considerations. Based on the assessment, the Company concluded that there was no change to the timing and pattern of revenue recognition for its current revenue streams in scope of Topic 606 and therefore there was no material changes to the Company’s consolidated financial statements upon adoption of ASC 606.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the performance obligation. If a performance obligation is satisfied over time, revenue is recognized based on the percentage of completion reflecting the progress towards complete satisfaction of that performance obligation.

The Company’s revenues are primarily from the provision of (i) integrated cross-border logistics services, which including supporting transportation for freight forwarding purpose, storage of consignment, labelling of consignments, other related logistic services for freight forwarding purpose, freight management services, and delivery at destination, and (ii) air freight forwarding services.

Integrated cross-border logistics services

In general, each logistics order constitutes a separate contract with the customer. A performance obligation is created once a customer agreement with an agreed upon transaction price exists. The transaction price is typically fixed and not contingent upon the occurrence or non-occurrence of any other event. The transaction price is generally due 7 to 90 days from the date of invoice. The Company’s logistics services provide for the arrangement of the movement of shipments to a customer’s destination. The logistics services, including certain ancillary services, such as loading/unloading and customs clearance, that are provided to the customer represent a single performance obligation as these promises aren’t distinct in the context of the contract. This performance obligation is satisfied over time and recognized in revenue upon the transfer of control of the services over the requisite transit period as the customer’s goods move from origin to destination. The Company determines the period to recognize revenue in transit based upon the departure date and the delivery date, which may be estimated if delivery has not occurred as of the reporting date. Determination of the transit period and the percentage of completion of the transportation as of the reporting date requires management to make judgments that affect the timing of revenue recognition. The Company has determined that revenue recognition over the transit period provides a reasonable estimate of the transfer of services to its customers as it depicts the pattern of the Company’s performance under the contracts with its customers.

Air freight forwarding services

The Company also provides air freight forwarding services by purchasing transportation services from direct carriers or other freight forwarders and reselling those services to its customers. The contracts with customers generally contain a single performance obligation. The Company recognizes revenue from this performance obligation at a point in time, which is the completion of the services.

The Company uses independent contractors and third-party carriers in the performance of its logistics and air freight forwarding services. The Company evaluates who controls the logistics and air freight forwarding services to determine whether its performance obligation is to transfer services to the customer or to arrange for services to be provided by another party. The Company determined it acts as the principal for its logistics and air freight forwarding services performance obligation since it is in control of establishing the prices for the specified services, managing all aspects of the logistics and air freight forwarding process, and assuming the risk of loss for delivery and collection. Such logistics and air freight forwarding services revenue is presented on a gross basis in the consolidated statements of operations and comprehensive income.

A summary of the Company’s gross revenues disaggregated by major service lines and timing of revenue recognition for the years ended September 30, 2022, 2023 and 2024, respectively, are as follow:

	Year ended September 30,
	2022	2023	2024
Integrated cross-border logistics services	$19,444,182	$16,872,539	$15,116,783
Air freight forwarding services	4,577,014	1,713,989	1,423,396
Total	$24,021,196	$18,586,528	$16,540,179

Cost of revenue

Cost of revenue

Cost of revenue consists primarily of cargo space charged by airlines or other freight forwarders and ancillary logistics services fee including costs of custom handling services, last mile carriage, warehouse labor costs and warehouse packaging.

General and Administrative Expenses

General and Administrative Expenses

General and administrative expenses include salaries and employee benefits, depreciation for fixture, furniture and office equipment and ROU assets, legal and professional fees, travel and entertainment, audit fees, bank charges, credit loss expense and other office expenses.

Income Taxes

Income Taxes

The Company accounts for income taxes following the liability method pursuant to FASB ASC 740 “Income Taxes”. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rate is recognized in income in the period that includes the enactment date.

The Company also follows FASB ASC 740, which addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. The Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. ASC 740 also provides guidance on recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of September 30, 2023 and 2024, the Company did not have a liability for unrecognized tax benefits. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of other expense and interest expense, respectively, as necessary. The Company’s historical tax years will remain open for examination by the local authorities until the statute of limitations has passed.

Earnings per share

Earnings per share

The Company calculates earnings per share in accordance with ASC Topic 260 “Earnings per Share.” Basic earnings per share is computed by dividing the net income by the weighted average number of common shares outstanding during the year. Diluted earnings per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential ordinary shares equivalents had been issued and if the additional common shares were dilutive. As of September 30, 2022, 2023 and 2024, there were no dilution impact.

Commitments and Contingencies

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

As of September 30, 2023 and 2024, the Company had a banking facility arrangement for a bank guarantee line with maximum amount of HK$1,040,000 and HK$1,040,000, respectively, which guaranteed by Mr. Wai Yiu Yau, the director of the Company, and secured by bank deposit from time to time in the bank’s favor. There was no outstanding principal or pledged bank deposit as at September 30, 2024.

Segment Reporting

Segment Reporting

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the director, who reviews the financial information of each separate operating segment when making decisions about allocating resources and assessing the performance of the segment. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly, the Company does not provide additional segment reporting in these accompanying notes.

Government Grant

Government Grant

In 2022 and 2023, the Company successfully applied for funding support from the Employment Support Scheme (“ESS”), set up by the Hong Kong Government, to provide financial support to enterprises to retain their employees who may otherwise be made redundant.

For the years ended September 30, 2022, 2023 and 2024, government grants in the amounts of $47,428, $1,859 and nil were recognized as other income in the consolidated statements of operation and comprehensive income, respectively.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.